Portfolio of Investments
Columbia Large Cap Growth Opportunity Fund, November 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 13.9%
Entertainment 1.3%
Electronic Arts, Inc.(a)	175,782	22,456,151
Interactive Media & Services 11.2%
Alphabet, Inc., Class A(a)	47,592	83,495,405
Facebook, Inc., Class A(a)	279,671	77,460,477
Match Group, Inc.(a)	285,007	39,675,824
Total		200,631,706
Media 1.4%
Comcast Corp., Class A	513,388	25,792,613
Total Communication Services		248,880,470
Consumer Discretionary 18.0%
Automobiles 3.1%
Tesla Motors, Inc.(a)	98,763	56,057,879
Hotels, Restaurants & Leisure 1.8%
Starbucks Corp.	331,170	32,461,283
Internet & Direct Marketing Retail 7.8%
Alibaba Group Holding Ltd., ADR(a)	33,807	8,903,412
Amazon.com, Inc.(a)	41,451	131,318,426
Total		140,221,838
Multiline Retail 2.0%
Target Corp.	198,810	35,692,359
Specialty Retail 2.1%
Home Depot, Inc. (The)	135,454	37,576,294
Textiles, Apparel & Luxury Goods 1.2%
lululemon athletica, Inc.(a)	58,736	21,745,242
Total Consumer Discretionary		323,754,895
Consumer Staples 2.1%
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	96,338	37,742,338
Total Consumer Staples		37,742,338
Financials 2.9%
Capital Markets 2.1%
Intercontinental Exchange, Inc.	362,261	38,222,158
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.8%
Allstate Corp. (The)	128,136	13,114,720
Total Financials		51,336,878
Health Care 13.8%
Biotechnology 2.5%
Alexion Pharmaceuticals, Inc.(a)	116,558	14,232,897
Exact Sciences Corp.(a)	161,714	19,577,097
Novavax, Inc.(a)	75,895	10,587,353
Total		44,397,347
Health Care Equipment & Supplies 4.4%
Abbott Laboratories	260,671	28,209,816
Danaher Corp.	108,600	24,394,818
Medtronic PLC	224,048	25,474,257
Total		78,078,891
Health Care Providers & Services 1.1%
Humana, Inc.	49,823	19,955,108
Life Sciences Tools & Services 2.7%
10X Genomics, Inc., Class A(a)	84,579	12,949,891
IQVIA Holdings, Inc.(a)	212,686	35,941,807
Total		48,891,698
Pharmaceuticals 3.1%
Bristol-Myers Squibb Co.	415,524	25,928,698
Eli Lilly and Co.	206,247	30,039,875
Total		55,968,573
Total Health Care		247,291,617
Industrials 4.0%
Electrical Equipment 1.5%
AMETEK, Inc.	234,371	27,779,995
Road & Rail 2.5%
Lyft, Inc., Class A(a)	458,050	17,483,769
Norfolk Southern Corp.	112,668	26,704,569
Total		44,188,338
Total Industrials		71,968,333
Columbia Large Cap Growth Opportunity Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Opportunity Fund, November 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 43.9%
Electronic Equipment, Instruments & Components 3.3%
TE Connectivity Ltd.	204,624	23,320,997
Trimble Navigation Ltd.(a)	602,233	36,055,690
Total		59,376,687
IT Services 8.4%
Fidelity National Information Services, Inc.	241,042	35,773,043
MasterCard, Inc., Class A	203,855	68,599,246
PayPal Holdings, Inc.(a)	221,252	47,374,478
Total		151,746,767
Semiconductors & Semiconductor Equipment 7.7%
Broadcom, Inc.	97,282	39,066,506
Lam Research Corp.	66,993	30,325,051
NVIDIA Corp.	127,086	68,125,721
Total		137,517,278
Software 18.8%
Adobe, Inc.(a)	94,175	45,059,912
Atlassian Corp. PLC, Class A(a)	63,110	14,202,906
Bill.com Holdings, Inc.(a)	95,862	11,763,226
Coupa Software, Inc.(a)	33,142	10,900,735
Intuit, Inc.	128,752	45,323,279
Microsoft Corp.	708,348	151,636,057
Common Stocks (continued)
Issuer	Shares	Value ($)
ServiceNow, Inc.(a)	68,469	36,600,104
VMware, Inc., Class A(a)	152,788	21,373,513
Total		336,859,732
Technology Hardware, Storage & Peripherals 5.7%
Apple, Inc.	859,014	102,265,617
Total Information Technology		787,766,081
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
Equinix, Inc.	31,174	21,752,905
Total Real Estate		21,752,905
Total Common Stocks (Cost $963,102,610)		1,790,493,517

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.122%(b),(c)	4,765,699	4,765,222
Total Money Market Funds (Cost $4,765,198)		4,765,222
Total Investments in Securities (Cost: $967,867,808)		1,795,258,739
Other Assets & Liabilities, Net		(718,581)
Net Assets		1,794,540,158

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.122%
	5,011,288	252,851,825	(253,097,874)	(17)	4,765,222	(322)	16,708	4,765,699
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Large Cap Growth Opportunity Fund | Quarterly Report 2020

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